RBC BlueBay High Yield Bond Fund Expense Example - RBC BlueBay High Yield Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 505
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	1,663
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	913
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 907